Short-Term Debt and Credit Facility Short-Term Debt and Credit Facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Mar. 08, 2022
Advances from parent	$ 0	$ 49,900,000
Advances to parent	112,500,000	$ 0
Outstanding Intercompany Borrowings	$ 0.00
Ratio of Consolidated Debt to Consolidated Capitalization	65.00%
OG&E [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 450,000,000
Debt Restriction Maximum Letters of Credit	100,000,000
Available Optional Increase of Borrowing Capacity in Credit Facility	150,000,000
Intercompany Borrowings, Maximum Borrowing Capacity	$ 350,000,000
Intercompany Borrowing Agreement, Expiration Date	Mar. 08, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 600,000,000
Letters of Credit Outstanding, Amount	$ 300,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time	0.95%
Commercial Paper	$ 0
Short Term Borrowing Capacity That Has Regulatory Approval	$ 800,000,000
Period For Which Regulatory Approval Has Been Given to Acquire Short Term Debt	2 years
Acceleration of Debt [Member] | OG&E [Member]
Line of Credit Facility [Line Items]
Acceleration of Indebtedness of Credit Facility	$ 100,000,000
Uninsured Judgements [Member] | OG&E [Member]
Line of Credit Facility [Line Items]
Acceleration of Indebtedness of Credit Facility	$ 100,000,000